Goodwill, Net	6 Months Ended
Dec. 31, 2024
Goodwill, Net [Abstract]
GOODWILL, NET

10 - GOODWILL, NET

Goodwill, net, consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Begining balance	$11,630,956	$10,945,553
Acquisition	—	709,351
Exchange differences	$(6,269)	$(23,948)
Ending balance	11,624,687	11,630,956
Accumulated impairment	(10,205,471)	(10,205,471)
Goodwill, net	$1,419,216	$1,425,485

The Company performed its annual goodwill impairment testing at the end of each reporting period or more frequently if events or changes in circumstances indicate that it might be impaired. In its goodwill impairment assessment as of June 30, 2024, the Company concluded that the carrying amount of the reporting unit exceeded its implied fair value and recorded the impairment losses of $10,636,358 for the year ended June 30, 2024. The Company determined the fair value of the reporting unit by using the income approach with significant unobservable inputs. No goodwill impairment loss was recorded in the six months ended December 31, 2024 and 2023.